Statement of Net Asset Available for Benefit (Statement) - EBP025 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan interest in Graham Holdings Company Master Trust	$ 85,447,958	$ 75,706,100
Total investments	85,447,958	75,706,100
Receivables
Contributions receivable from participants	123,857	142,551
Contributions receivable from employer	1,293	1,923
Notes receivable from participants	1,148,098	761,725
Total receivables	1,273,248	906,199
Net assets available for benefits	$ 86,721,206	$ 76,612,299